Disposal and Closure of Subsidiaries and Branches (Details)	6 Months Ended
Jun. 30, 2021 CNY (¥)
Disposal and Closure of Subsidiaries and Branches [Abstract]
Loss on disposal closing of subsidiaries and branches	¥ 5,495